Contract termination liability	6 Months Ended
Jun. 30, 2024
ElectraMeccanica Vehicles Corp
Contract Termination Liability [Line Items]
Contract termination liability	Contract termination liability
On September 29, 2017, the Company entered into a manufacturing agreement with Zongshen, which was amended on June 23, 2021 (as amended, the “Manufacturing Agreement”). Pursuant to the Manufacturing Agreement, Zongshen agreed to manufacture the Company’s SOLO vehicles, and the Company agreed to certain target purchase volumes for the period from June 1, 2021, to November 30, 2023.
On December 20, 2022, the Company gave notice to Zongshen to immediately cease all production of SOLO vehicles due to the economic hardship and issues noted with the vehicles. As a result, Zongshen claimed $22.8 million in relation to the termination of the Manufacturing Agreement. As of December 31, 2022, the Company estimated a $15.7 million termination provision, representing the Company’s best assessment of the settlement amount, which was presented as a contract termination liability within the Company’s consolidated balance sheets.
On May 8, 2023, the Company entered into a settlement deed (the “Settlement Agreement”) with Zongshen, effective as of May 4, 2023. The Settlement Agreement resolved all outstanding claims relating to the Manufacturing Agreement and the related cancellation notice and defective notice provided by the Company to Zongshen (collectively, the "Agreement and Notices").
As of December 31, 2023, in fulfillment of all obligations under the Settlement Agreement and in settlement of the existing contract termination liability of $15.7 million, the Company paid $8.0 million in cash to Zongshen, de-recognized existing prepaid deposits of $7,167,340 and accounts payable to Zongshen of $281,462, and recognized 129 SOLO vehicle inventories received from Zongshen valued at $44,244, resulting in a gain on settlement of legal liabilities of $858,366, which is recorded within gain / (loss) on settlement of legal liabilities in the consolidated statement of operations and comprehensive loss.